Short-term bank loans	12 Months Ended
Dec. 31, 2011
Short-term bank loans
Short-term bank loan

14. Short-term bank loans

In August 2011, the Group entered into a loan agreement with a bank whereby on August 19, 2011 the Group effectively pledged certain time deposits with a total amount of RMB177,688,627 to secure a bank loan, totaling US$24,000,000 and bearing interest at 2.65% per annum over 3-month London Inter-Bank Offered Rate (“LIBOR”). The bank loan will be repaid on or before August 19, 2012.

In August 2011, the Group entered into a loan agreement with a bank whereby on August 5, 2011 the Group effectively pledged certain time deposits with a total amount of RMB355,000,000 to secure a bank loan, totaling US$50,000,000 and bearing interest at 2.32% per annum over 3-month LIBOR. The bank loan will be repaid on or before August 5, 2012.

In August 2011, the Group entered into a standby letter of credit with a bank whereby on August 17, 2011, the Group effectively pledged certain time deposits with a total amount of RMB120,000,000 to secure a bank loan, totaling US$15,000,000 and bearing interest at 3.5% per annum over 3-month LIBOR. The bank loan will be repaid on or before August 17, 2012.